Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Summary of Compensation of Key Management
Compensation of Key Management
Key management includes the directors of the Company and the executive management team. The remuneration of directors and members of the executive management team was as follows:

	Years ended December 31,

	2021	2020
	$	$

Equity compensation	2,008	3,761

Salaries, bonuses, benefits and directors’ fees included in general and administrative expenses	2,175	2,684

Salaries, bonuses and benefits included in exploration expenditures	376	450

Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	813	767

	5,372	7,662

	December 31, 2021	December 31, 2020
	$	$

Total due to directors and executive team	671	1,676